Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			74 Months Ended	9 Months Ended
	Jan. 27, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2013	Sep. 30, 2014
Summary Of Principal Accounting Policies [Line Items]
Reverse stock split	1-for-2.5	On January 27, 2014, the Company's board of directors approved a 1-for-2.5 reverse stock split of the Company's common stock.
Reverse stock split, conversion ratio		2.5
Common stock, shares authorized		5,000,000	5,000,000		5,000,000	50,000,000
Preferred stock, shares authorized		0	2,000,000		0	10,000,000
Accumulated depreciation		$ 9,691	$ 8,244		$ 9,691
Grant income			$ 85,000	$ 244,479	$ 329,479
Convertible Notes Payable [Member]
Summary Of Principal Accounting Policies [Line Items]
Weighted average number basic shares outstanding adjustment, pro forma		1,828,411
Series A Redeemable Convertible Preferred Stock [Member]
Summary Of Principal Accounting Policies [Line Items]
Weighted average number basic shares outstanding adjustment, pro forma		1,132,454
Office Equipment [Member]
Summary Of Principal Accounting Policies [Line Items]
Useful life		5 years
Initial Public Offering (IPO) [Member]
Summary Of Principal Accounting Policies [Line Items]
Common stock, shares authorized		50,000,000			50,000,000
Preferred stock, shares authorized		10,000,000			10,000,000
Convertible Notes Payable [Member]
Summary Of Principal Accounting Policies [Line Items]
Weighted average number basic shares outstanding adjustment, pro forma						524,777
Weighted average shares of common stock conversion percentage						8.00%
Series A Redeemable Convertible Preferred Stock [Member]
Summary Of Principal Accounting Policies [Line Items]
Weighted average number basic shares outstanding adjustment, pro forma						308,157